Goodwill and Intangibles - Additional information (Detail) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule Of Finite Lived Intangible Assets And Goodwill [Line Items]
Goodwill	$ 29,940,000		$ 29,940,000	$ 29,940,000
Impairment losses recognized on goodwill	0	$ 0	0	0
Amortization of intangibles	81,000	94,000	355,000	372,000	$ 117,000
Core Deposit Intangible
Schedule Of Finite Lived Intangible Assets And Goodwill [Line Items]
Unamortized balance of intangible assets	1,357,000		1,438,000	1,793,000
Amortization of intangibles	$ 81,000	$ 94,000	$ 355,000	$ 372,000	$ 117,000
Core Deposit Intangible | Minimum
Schedule Of Finite Lived Intangible Assets And Goodwill [Line Items]
Intangible assets, estimated useful life	8 years		8 years
Core Deposit Intangible | Maximum
Schedule Of Finite Lived Intangible Assets And Goodwill [Line Items]
Intangible assets, estimated useful life	10 years		10 years